SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of common stock reserved for future issuance under employee stock plans

Plans	Number of Shares
Total awards available to be issued	3,059,623
Total awards outstanding	8,452,376
Total Common Stock reserved for future issuance under employee stock plans	11,511,999

Schedule of summarizes share-based compensation expense

	December 31,
	2021	2020
Research and development	$1,812	$854
Sales and marketing	1,925	561
General and administrative	6,759	1,172
Cost of sales	81	56
Total share-based compensation	$10,577	$2,643

Schedule of fair value of the stock options assumptions

	Year Ended December 31,
	2021	2020
Weighted-average grant date price of our common stock (per share)	$3.99	$12.78
Risk-free interest rate	1.19%	0.55%
Expected volatility	33.0%	68.0%
Expected term (in years)	5	5
Expected dividend yield	—%	—%

Schedule of common stock options

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Weighted-Average Grant Date Fair Value
Outstanding, December 31, 2020	5,500,135	$3.99	6.79	$2.37
Granted	498,164	6.36		3.99
Exercised	(327,954)	3.28		1.62
Forfeited	(96,167)	5.39		2.88
Expired	(84,686)	3.31		1.72
Outstanding, December 31, 2021(a)	5,489,492	$4.23	6.05	$2.27
Exercisable, December 31, 2021(b)	3,939,056	$3.85	5.24	$1.98

(a)	The aggregate intrinsic value of all stock options outstanding as of December 31, 2021 was $2.2 million.
(b)	The aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2021 was $2.2 million.

Schedule of restricted stock awards

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2020	337,187	$3.83
Granted	371,037	9.51
Forfeited	(356,393)	4.04
Outstanding (nonvested), December 31, 2021	351,831	$9.63

Schedule of restricted stock units

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding (nonvested), December 31, 2020	—	$—
Granted	2,964,884	8.60
Forfeited	(2,000)	6.94
Outstanding (nonvested), December 31, 2021	2,962,884	$8.60